CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
REVENUES
Time charter revenues	$ 36,982	$ 37,301	$ 106,834	$ 107,695
Other revenue	0	3	64	1,103
Total revenues	36,982	37,304	106,898	108,798
OPERATING EXPENSES
Vessel operating expenses	(6,699)	(5,794)	(21,656)	(17,009)
Administrative expenses	(2,228)	(2,102)	(7,076)	(6,990)
Depreciation and amortization	(5,285)	(5,287)	(16,197)	(15,823)
Total operating expenses	(14,212)	(13,183)	(44,929)	(39,822)
Equity in earnings (losses) of joint ventures	621	4,551	(602)	19,031
Operating income (loss)	23,391	28,672	61,367	88,007
FINANCIAL INCOME (EXPENSE), NET
Interest income	189	179	685	540
Interest expense	(6,957)	(6,655)	(20,941)	(20,437)
Gain (loss) on debt extinguishment	0	0	1,030	0
Gain (loss) on derivative instruments	0	516	0	1,692
Other items, net	(854)	(780)	(2,660)	(2,266)
Total financial income (expense), net	(7,622)	(6,740)	(21,886)	(20,471)
Income (loss) before tax	15,769	21,932	39,481	67,536
Income tax expense	(2,065)	(2,050)	(5,486)	(6,025)
Net income (loss)	13,704	19,882	33,995	61,511
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in net income (loss)	$ 10,222	$ 16,594	23,771	$ 52,560
Common Unit Public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 12,218
Earnings per unit
Earnings Per Share, Basic	$ 0.30	$ 0.49	$ 0.68	$ 1.56
Earnings Per Share, Diluted	0.29	0.49	$ 0.68	1.55
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 5,821
Earnings per unit
Earnings Per Share, Basic	0.57	0.51	$ 1.36	1.63
Earnings Per Share, Diluted	0.57	0.51	$ 1.36	1.63
Subordinated Units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 5,732
Earnings per unit
Earnings Per Share, Basic	0.00	0.51	$ 0.52	1.63
Earnings Per Share, Diluted	$ 0.00	$ 0.51	$ 0.52	$ 1.63